STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	12 Months Ended		67 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Cash Flows from Operating Activities:
Net loss	$ (3,407,757)	$ (954,677)	$ (4,437,953)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Depreciation expense			5,833
Stock-based compensation	2,133,251	107,772	2,241,023
Loss on disposal of assets			1,167
Impairment of mineral property		50,124	50,124
Financing costs	8,391		8,391
Accretion on promissory note	113,394		113,394
Shares issued for services	126,500		144,000
Gain on debt settlement		(17,631)	(17,631)
Changes in Operating Assets and Liabilities
Decrease (increase) in prepaid expenses		(25,000)	(25,000)
Increase (decrease) in accounts payable	36,655	21,519	66,529
Increase in accrued expenses - related party	5,832	647	15,693
Net Cash Provided by (Used in) Operating Activities	(983,734)	(817,246)	(1,872,517)
Cash Flows used in Investing Activities:
Acquisition of property and equipment			(7,000)
Payment on mineral property options	(85,000)	(110,124)	(195,124)
Net Cash Used in Investing Activities	(85,000)	(110,124)	(202,124)
Cash Flows from Financing Activities:
Common stock issued for cash (net of issuance costs)	993,538	1,045,436	2,086,386
Proceeds from convertible debentures (net proceeds)	168,875		200,000
Repayment of promissory note	(63,562)		(63,562)
Deferred financing costs	(27,750)		(27,750)
Net Cash Provided by Financing Activities	1,071,101	1,045,436	195,074
Net Increase in Cash	2,367	118,066	120,433
Cash- Beginning	118,066
Cash- Ending	120,433	118,066	120,433
Supplemental Cash Flow Information:
Cash paid for interest
Cash paid for income taxes
Non-cash Investing and Financing Item:
Shares issued for services	126,500		144,000
Promissory note issued for mineral property	$ 1,061,011		$ 1,061,011